United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-58429

(Investment Company Act File Number)

Federated Investment Series Funds, Inc.

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/14

Date of Reporting Period: 11/30/14

Item 1. Reports to Stockholders

Annual Shareholder Report
November 30, 2014
Share Class	Ticker
A	FDBAX
B	FDBBX
C	FDBCX
F	ISHIX
Institutional	FDBIX

Federated Bond Fund
Fund Established 1987

A Portfolio of Federated Investment Series Funds, Inc.

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from December 1, 2013 through November 30, 2014. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Bond Fund (the “Fund”), based on net asset value for the 12-month reporting period ended November 30, 2014, was 6.37% for Class A Shares, 5.58% for Class B Shares, 5.58% for Class C Shares, 6.28% for Class F Shares and 6.56% for Institutional Shares. The 6.56% total return for the Institutional Shares for the 12-month reporting period consisted of 4.74% of dividends and reinvestments and 1.82% of appreciation in the net asset value of the shares. The total return of the Fund's blended index, comprised of 75% Barclays U.S. Credit Index and 25% Barclays U.S. Corporate High Yield 2% Issuer Capped Index (Blended Index),1,2 was 6.57% for the same period. The total return of the Lipper Corporate Debt Funds BBB-Rated Average (LCDBBB),3 a peer group average for the Fund, was 7.06% during the same period. The Fund's and the LCDBBB's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the Blended Index.
During the 12-month reporting period, the most significant factors affecting the Fund's absolute performance were: (1) security selection (the selection of individual securities); (2) sector allocation (i.e., allocation of the portfolio among securities with similar types of issuers); and (3) yield-curve positioning.4
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
The 12-month reporting period was an unusual one, as factors that normally would lead to higher interest rates–accelerating U.S. economic growth, less accommodative Federal Reserve (Fed) policies–were overcome by geopolitical events, increasing signs of a global slowdown and a dramatic decline in global commodity prices.
Early in the reporting period, longer-term interest rates did rise as the U.S. economy exhibited robust growth and the Fed began phasing out its monthly asset purchase program known as quantitative easing. The benchmark 10-year Treasury yield increased from 2.75% at the start of the period to 3.03% on December 31, 2013. However, that would prove to be the zenith for the 10-year Treasury yield over the remainder of the reporting period as the consensus on Wall Street calling for rates to rise further was overwhelmed by negative economic events and rising geopolitical risks. These included a brutal winter that caused the U.S. economy to contract the first three months of 2014, Russia's seizure of a portion of Ukraine known as Crimea, a marked slowing in the economies of Europe and China and worries over global disinflation as oil prices collapsed toward the end of the reporting period. Even
Annual Shareholder Report

though the U.S. economy rebounded strongly from its first quarter slump, posting the strongest back-to-back quarters for growth since the late 1990s, the 10-year Treasury yield ended the 12-month period at 2.17%, just a few basis points off its lows for the entire reporting period.
SECURITY SELECTION
Security selection had a significant positive contribution to Fund performance during the reporting period, with strategic positions in securities that benefited from the U.S. economy's rebound following the first quarter decline. Security selection was evenly split between the investment-grade (corporate bonds rated from “AAA” to “BBB”)5 and high-yield6 (corporate bonds rated “BB” and lower) portions of the portfolio, with negative contribution from the energy sub-sector late in the reporting period. Positive contributors included Time Warner Cable, ServiceMaster, Worthington Industries and Nuveen Investments. Negative contributors included Petrobras International, Weatherford International, Sandridge Energy and Kinder Morgan Energy.
Sector
During the 12-month reporting period, the Fund was essentially comprised of both investment-grade and high-yield bond assets. The Fund averaged greater than 25% of its assets allocated to high-yield, which as a class underperformed the investment-grade asset class during the reporting period. Additionally, the Fund held overweight positions relative to the Blended Index in the lower-rated categories within each asset class. The overweight position to the lower-rated category within the investment-grade asset class helped performance, but the overweight position in the lower-rated category within the high-yield asset class was a negative contributor, especially late in the period. All factors combined, sector was a slight detractor from Fund performance during the reporting period. For points of reference, the Barclays U.S. Credit Index reported returns for the reporting period of 7.25% and the Barclays U.S. High Yield 2% Issuer Capped Index reported returns of 4.52%.
yield curve
The Fund held a generally neutral yield curve position for much of the reporting period. Lower Treasury yields in the later part of the reporting period caused the yield curve to actually flatten, causing the Fund's neutral position to be a slight detractor from performance during the period. Also, the overweight position in the high-yield asset class relative to the Blended Index caused an overweight position in the intermediate part (defined as five- to ten-year) of the credit curve. This was also a slight detractor from Fund performance during the reporting period. The Fund utilized U.S. Treasury futures7 to assist in managing overall yield curve positioning. These positions had a slight negative impact on Fund performance.
Annual Shareholder Report

1	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the Blended Index.
2	The Fund's broad-based securities market index is the Barclays U.S. Credit Index (BUSC). Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BUSC. The BUSC's return for the 12-month reporting period was 7.25%. The Blended Index is being used for comparison purposes because, although it is not the Fund's broad-based securities market index, the Fund's Adviser believes it more closely reflects the market sectors in which the Fund invests.
3	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the LCDBBB.
4	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices. Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
5	Investment-grade securities are securities that are rated at least “BBB- (minus)” or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least “BBB- (minus)” or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower credit-worthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
6	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and higher risk of default.
7	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Bond Fund from November 30, 2004 to November 30, 2014, compared to the Barclays U.S. Credit Index (BUSC),2 a blend of indexes comprised of 75% BUSC and 25% Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI) (the “Blended Index”)2 and the Lipper Corporate Debt Funds BBB-Rated Average (LCDBBB).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of November 30, 2014
■	Total returns shown for Class A Shares include the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550).
■	Total returns shown for Class F Shares include the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900).

The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Return table below for the returns of additional classes not shown in the graph above.
Annual Shareholder Report

Average Annual Total Returns for the Period Ended 11/30/2014
(returns reflect all applicable sales charges and contingent deferred sales charge as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	1.58%	5.92%	5.64%
Class B Shares	0.08%	5.75%	5.45%
Class C Shares	4.58%	6.04%	5.29%
Class F Shares	4.17%	6.64%	5.99%
Institutional Shares[4]	6.56%	7.12%	6.26%
BUSC	7.25%	6.04%	5.60%
Blended Index	6.57%	7.05%	6.28%
LCDBBB	7.06%	6.25%	5.42%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Annual Shareholder Report

1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; for Class C Shares, a 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date; for Class F Shares, the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900) and a contingent deferred sales charge of 1.00% would be applied on any redemption less than three years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BUSC and the LCDBBB have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The BUSC is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities. Issues are rated at least “Baa” by Moody's Investors Service or “BBB” by Standard & Poor's, if unrated by Moody's. The Blended Index is a custom blended index comprised of 75% of the BUSC and 25% of the BHY2%ICI. The BHY2%ICI is an issuer-constrained version of the Barclays U.S. Corporate High-Yield Index that measures the market of USD-denominated, noninvestment grade, fixed-rate, taxable corporate bonds. The BHY2%ICI follows the same rules as the BUSC but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro-rata basis. The indexes are not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
3	Lipper figures represent the average of the total returns reported by all mutual funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.
4	The Fund's Institutional Shares commenced operations on January 28, 2008. The Fund offers four other classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. For the period prior to the commencement of operations of Institutional Shares, the performance information shown is for the Fund's Class A Shares. In relation to the Institutional Shares, the performance of Class A Shares has not been adjusted to reflect the expenses of Institutional Shares since Institutional Shares have a lower expense ratio than the expense ratio of the Class A Shares. The performance of Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to the commencement of operations of Institutional Shares. Additionally, for Institutional Shares, the performance information shown has been adjusted to reflect the absence of sales charges applicable to Class A Shares.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At November 30, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	95.3%
Municipal Securities	0.5%
Foreign Governments/Agencies	0.3%
Mortgage-Backed Securities[3,4]	0.0%
Collateralized Mortgage Obligations[4]	0.0%
Other Security Types[5]	0.3%
Derivative Contracts[4,6]	(0.0)%
Cash Equivalents[7]	2.6%
Other Assets and Liabilities—Net[8]	1.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, mortgage-backed securities include mortgage-backed securities guaranteed by Government Sponsored Entities.
4	Represents less than 0.1%.
5	Other Security Types consist of common stocks, warrants and preferred stocks.
6	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
November 30, 2014
Principal Amount or Shares			Value
		CORPORATE BONDS—70.1%
		Basic Industry - Chemicals—1.1%
$1,320,000		Albemarle Corp., 4.15%, 12/1/2024	$1,351,107
1,340,000		Albemarle Corp., Sr. Unsecd. Note, 5.45%, 12/1/2044	1,399,590
4,870,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	6,146,821
1,600,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	1,643,613
2,220,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	2,500,080
2,365,000		RPM International, Inc., 6.50%, 2/15/2018	2,688,274
438,000		Rohm & Haas Co., 6.00%, 9/15/2017	490,022
		TOTAL	16,219,507
		Basic Industry - Metals & Mining—4.6%
2,500,000		Alcoa, Inc., 5.87%, 2/23/2022	2,778,625
2,500,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	2,702,443
1,570,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	1,707,301
1,860,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	2,167,274
2,600,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	2,649,811
800,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	848,025
1,000,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	925,395
820,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	786,439
2,600,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	2,804,750
2,100,000		ArcelorMittal SA, Sr. Unsecd. Note, 5.00%, 2/25/2017	2,194,500
4,000,000		ArcelorMittal SA, Sr. Unsecd. Note, 5.75%, 8/5/2020	4,200,000
1,370,000		ArcelorMittal SA, Sr. Unsecd. Note, 6.125%, 6/1/2018	1,455,625
750,000		ArcelorMittal SA, Sr. Unsecd. Note, 7.25%, 3/1/2041	757,500
2,400,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	2,473,608
2,960,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	3,210,212
3,325,000	[1,2]	Codelco, Inc., Bond, Series 144A, 5.625%, 9/21/2035	3,813,818
3,100,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	3,247,250
2,010,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	1,778,850
5,500,000		Goldcorp, Inc., Sr. Unsecd. Note, 3.70%, 3/15/2023	5,418,424
2,400,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	2,496,122
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Basic Industry - Metals & Mining—continued
$1,820,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	$1,650,720
5,350,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	5,394,239
515,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	594,673
1,000,000		Rio Tinto Finance USA Ltd., Sr. Unsecd. Note, 2.25%, 12/14/2018	1,007,887
1,080,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	1,178,928
1,310,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	1,292,891
3,124,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.55%, 4/15/2026	3,315,857
4,770,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	5,472,583
2,500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	2,605,423
		TOTAL	70,929,173
		Basic Industry - Paper—0.9%
1,240,000		International Paper Co., Bond, 7.30%, 11/15/2039	1,627,940
1,175,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	1,471,577
2,270,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	2,234,852
2,850,000	[3,4,5]	Pope & Talbot, Inc., 8.375%, 12/1/2099	0
2,000,000		Westvaco Corp., 7.65%, 3/15/2027	2,254,024
4,750,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	6,333,346
		TOTAL	13,921,739
		Capital Goods - Aerospace & Defense—0.6%
3,650,000	[1,2]	BAE Systems Holdings, Inc., Series 144A, 5.20%, 8/15/2015	3,770,538
2,950,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	3,182,312
650,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	690,625
760,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	768,669
690,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	726,477
		TOTAL	9,138,621
		Capital Goods - Building Materials—0.8%
4,000,000		Masco Corp., Sr. Unsecd. Note, 5.85%, 3/15/2017	4,329,156
3,570,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	3,953,775
2,400,000		Valmont Industries, Inc., 5.25%, 10/1/2054	2,389,889
1,487,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	1,756,969
		TOTAL	12,429,789
		Capital Goods - Construction Machinery—0.3%
4,380,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	4,956,031
		TOTAL	4,956,031
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—1.1%
$1,000,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	$1,099,702
4,020,000		Harsco Corp., 5.75%, 5/15/2018	4,271,250
2,100,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	2,196,079
1,000,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	1,220,125
3,970,000		Pentair Ltd., Company Guarantee, 5.00%, 5/15/2021	4,428,408
3,230,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	2,979,675
		TOTAL	16,195,239
		Capital Goods - Environmental—0.0%
500,000		Republic Services, Inc., Note, 6.086%, 3/15/2035	608,510
		Capital Goods - Packaging—0.4%
1,800,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.65%, 9/15/2024	1,800,970
1,700,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.90%, 6/15/2022	1,747,525
1,035,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.50%, 11/1/2023	1,100,010
960,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.45%, 3/1/2019	1,028,702
910,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	1,067,467
		TOTAL	6,744,674
		Communications - Cable & Satellite—1.7%
900,000		Comcast Corp., 7.05%, 3/15/2033	1,242,031
1,480,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	1,649,188
1,000,000	[1,2]	Cox Communications, Inc., Series 144A, 3.25%, 12/15/2022	980,020
1,603,000		Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014	1,605,480
3,080,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 3/1/2041	3,651,962
1,250,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 4.45%, 4/1/2024	1,320,521
1,000,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 5.15%, 3/15/2042	1,035,052
1,230,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.15%, 4/30/2020	1,413,019
1,250,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	1,585,880
1,250,000		NBC Universal, Inc., Sr. Unsecd. Note, 6.40%, 4/30/2040	1,647,490
1,470,000		NBC Universal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	1,470,485
3,310,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	3,768,326
1,000,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	1,294,031
360,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	452,293
2,915,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 4.00%, 9/1/2021	3,115,983
200,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	271,674
		TOTAL	26,503,435
		Communications - Media & Entertainment—3.6%
3,000,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	3,183,726
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Media & Entertainment—continued
$1,000,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.40%, 10/1/2043	$1,170,619
3,995,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	4,071,089
2,350,000		CBS Corp., 4.90%, 8/15/2044	2,399,663
1,900,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	2,105,586
6,880,000		Grupo Televisa S.A., 6.625%, 3/18/2025	8,496,938
785,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	799,946
3,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	3,018,291
460,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	471,742
1,200,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	1,381,093
2,000,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	2,599,970
2,930,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	3,022,236
1,100,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.65%, 11/1/2024	1,109,132
1,730,000	[1,2]	Pearson Funding Five PLC, Sr. Unsecd. Note, Series 144A, 3.25%, 5/8/2023	1,707,398
3,000,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	3,124,230
3,810,000		Time Warner, Inc., Company Guarantee, 6.25%, 3/29/2041	4,707,739
1,325,000		Viacom, Inc., Sr. Unsecd. Note, 2.20%, 4/1/2019	1,310,108
675,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	707,727
2,725,000		Viacom, Inc., Sr. Unsecd. Note, 4.25%, 9/1/2023	2,848,982
2,950,000		WPP Finance 2010, 3.75%, 9/19/2024	2,987,893
3,440,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	3,634,900
		TOTAL	54,859,008
		Communications - Telecom Wireless—1.3%
400,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	397,520
1,025,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	1,032,308
2,900,000		American Tower Corp., 3.45%, 9/15/2021	2,883,081
950,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	1,016,781
1,365,000		American Tower Corp., Sr. Unsecd. Note, 5.00%, 2/15/2024	1,459,603
6,400,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	6,813,706
2,030,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	2,150,322
4,000,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	4,208,640
		TOTAL	19,961,961
		Communications - Telecom Wirelines—2.8%
4,780,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	4,827,800
4,500,000		CenturyLink, Inc., Sr. Unsecd. Note, Series S, 6.45%, 6/15/2021	4,927,500
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—continued
$2,620,000		Citizens Communications Co., 9.00%, 8/15/2031	$2,836,150
2,700,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	3,061,662
3,100,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	3,226,864
13,850,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	15,604,989
6,340,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.55%, 9/15/2043	8,223,849
		TOTAL	42,708,814
		Consumer Cyclical - Automotive—3.2%
1,150,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.65%, 4/10/2015	1,154,579
3,500,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	3,531,675
5,200,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 2.95%, 1/11/2017	5,394,584
2,000,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.625%, 9/15/2016	2,056,822
3,000,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	3,121,368
2,850,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	2,888,615
4,800,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	4,954,075
880,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	934,053
2,500,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.375%, 8/6/2023	2,678,240
960,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	963,302
1,125,000		General Motors Co., Sr. Unsecd. Note, 5.20%, 4/1/2045	1,159,200
1,470,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	1,516,978
2,500,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	2,569,625
2,710,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	2,769,002
430,000	[1,2]	Hyundai Capital Services, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 7/27/2016	451,705
3,200,000	[1,2]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.50%, 1/30/2015	3,221,021
4,590,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	4,645,163
2,625,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	2,730,499
2,560,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	2,676,800
		TOTAL	49,417,306
		Consumer Cyclical - Leisure—0.4%
3,395,000		Carnival Corp., Sr. Unsecd. Note, 3.95%, 10/15/2020	3,594,398
2,800,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3,134,833
		TOTAL	6,729,231
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Lodging—1.1%
$1,000,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	$1,075,000
2,900,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	3,146,500
3,930,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	3,860,207
2,000,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	2,063,566
2,850,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 2.95%, 3/1/2017	2,927,965
1,050,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 3.90%, 3/1/2023	1,043,907
1,980,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 4.25%, 3/1/2022	2,029,631
740,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	827,133
12,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	13,025
		TOTAL	16,986,934
		Consumer Cyclical - Retailers—1.0%
2,500,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	2,672,175
1,070,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	1,141,115
1,415,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	1,415,705
2,590,000		Bed Bath & Beyond, Inc., 5.165%, 8/1/2044	2,649,044
1,366,970	[1,2]	CVS Health Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	1,489,997
2,900,000		CVS Health Corp., Sr. Unsecd. Note, 2.25%, 12/5/2018	2,945,907
300,000		CVS Health Corp., Sr. Unsecd. Note, 4.00%, 12/5/2023	318,143
600,000		Foot Locker, Inc., Sr. Unsecd. Note, 8.50%, 1/15/2022	732,000
1,150,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	1,271,260
890,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.85%, 6/15/2023	929,423
		TOTAL	15,564,769
		Consumer Cyclical - Services—1.3%
3,390,000	[1,2]	Alibaba Group Holding Ltd., Sr. Unsecd. Note, Series 144A, 2.50%, 11/28/2019	3,392,353
1,460,000	[1,2]	Alibaba Group Holding Ltd., Sr. Unsecd. Note, Series 144A, 3.60%, 11/28/2024	1,466,265
7,475,000		Boston University, Series MTNA, 7.625%, 7/15/2097	9,656,653
2,700,000		Expedia, Inc., 4.50%, 8/15/2024	2,753,536
1,090,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	1,230,749
1,000,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	1,267,487
		TOTAL	19,767,043
		Consumer Non-Cyclical - Food/Beverage—1.9%
500,000		Bunge Ltd., Sr. Note, 8.50%, 6/15/2019	621,983
3,150,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	3,184,650
1,120,000		ConAgra Foods, Inc., 6.625%, 8/15/2039	1,397,751
1,954,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.20%, 1/25/2023	1,925,282
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$1,624,000	[1,2]	Grupo Bimbo SAB de CV, Series 144A, 4.875%, 6/27/2044	$1,640,613
1,600,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	1,684,064
6,900,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	6,853,170
783,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	1,028,181
2,850,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.00%, 2/1/2024	2,996,675
2,360,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, Series 144A, 2.45%, 1/15/2017	2,420,166
710,000		Sysco Corp., Sr. Unsecd. Note, 3.50%, 10/2/2024	731,729
1,175,000		Tyson Foods, Inc., 3.95%, 8/15/2024	1,216,469
1,000,000		Tyson Foods, Inc., 5.15%, 8/15/2044	1,098,091
1,680,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	1,826,875
		TOTAL	28,625,699
		Consumer Non-Cyclical - Health Care—0.1%
1,330,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 3.30%, 2/15/2022	1,345,548
540,000		Zimmer Holdings, Inc., Sr. Note, 5.75%, 11/30/2039	642,235
		TOTAL	1,987,783
		Consumer Non-Cyclical - Pharmaceuticals—0.5%
280,000	[1,2]	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 3.375%, 10/8/2024	284,393
1,050,000	[1,2]	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	1,058,146
2,760,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	2,994,437
800,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	820,757
1,830,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.50%, 2/1/2025	1,892,289
		TOTAL	7,050,022
		Consumer Non-Cyclical - Products—0.4%
900,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	924,686
2,900,000		Hasbro, Inc., Sr. Unsecd. Note, 3.15%, 5/15/2021	2,923,487
1,420,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	1,710,693
		TOTAL	5,558,866
		Consumer Non-Cyclical - Supermarkets—0.1%
960,000		Kroger Co., Bond, 6.90%, 4/15/2038	1,261,665
300,000		Safeway, Inc., Sr. Unsecd. Note, 7.45%, 9/15/2027	305,959
		TOTAL	1,567,624
		Consumer Non-Cyclical - Tobacco—0.2%
250,000		Altria Group, Inc., 9.25%, 8/6/2019	324,067
1,845,000		Altria Group, Inc., Sr. Unsecd. Note, 4.00%, 1/31/2024	1,927,316
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Tobacco—continued
$950,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	$1,191,110
		TOTAL	3,442,493
		Energy - Independent—1.4%
3,900,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	3,837,787
460,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	460,000
5,890,000		Canadian Natural Resources Ltd., 5.85%, 2/1/2035	6,770,196
1,000,000		Petroleos Mexicanos, 6.50%, 6/2/2041	1,162,500
7,180,000		Petroleos Mexicanos, Company Guarantee, 5.50%, 1/21/2021	7,996,725
440,000		XTO Energy, Inc., 6.375%, 6/15/2038	619,095
775,000		XTO Energy, Inc., 6.75%, 8/1/2037	1,133,175
		TOTAL	21,979,478
		Energy - Integrated—2.1%
1,740,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	1,865,329
4,000,000		BP Capital Markets PLC, 1.375%, 5/10/2018	3,952,840
1,200,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	1,226,105
3,270,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 3/11/2021	3,647,227
1,750,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	2,193,740
1,500,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	1,662,219
2,370,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	2,452,151
450,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	502,326
4,650,000		Petro-Canada, Bond, 5.35%, 7/15/2033	5,317,396
220,000		Petro-Canada, Deb., 7.00%, 11/15/2028	291,441
4,180,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	3,870,931
2,740,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	2,697,240
1,930,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 2/6/2015	1,926,543
		TOTAL	31,605,488
		Energy - Midstream—1.7%
3,230,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	3,431,697
1,000,000		Enterprise Products Operating LLC, Company Guarantee, 3.70%, 6/1/2015	1,015,092
2,475,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.75%, 2/15/2025	2,525,067
830,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	938,712
2,500,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	2,816,240
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$900,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 3.95%, 9/1/2022	$907,682
3,300,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	3,522,506
1,190,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	1,316,815
830,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	975,315
2,150,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	2,063,321
2,300,000		Williams Partners LP, 4.90%, 1/15/2045	2,273,127
3,100,000		Williams Partners LP, 5.25%, 3/15/2020	3,442,296
		TOTAL	25,227,870
		Energy - Oil Field Services—0.7%
700,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	742,084
2,500,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	2,590,718
1,350,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	1,407,060
210,000		Noble Drilling Corp., Sr. Note, 7.50%, 3/15/2019	243,775
990,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	1,018,756
100,000		Weatherford International Ltd., 6.00%, 3/15/2018	110,579
2,700,000		Weatherford International Ltd., 7.00%, 3/15/2038	2,972,897
500,000		Weatherford International Ltd., 9.875%, 3/1/2039	716,261
610,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	599,451
394,375	[1,2]	Windsor Petroleum Transport Corp., Series 144A, 7.84%, 1/15/2021	313,528
		TOTAL	10,715,109
		Energy - Refining—0.6%
875,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	869,767
720,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	856,066
1,665,000		Valero Energy Corp., 7.50%, 4/15/2032	2,143,143
3,870,000		Valero Energy Corp., 9.375%, 3/15/2019	4,880,225
		TOTAL	8,749,201
		Financial Institution - Banking—11.3%
3,660,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	3,846,016
2,000,000		Associated Banc-Corp., Sub., 4.25%, 1/15/2025	2,019,480
2,445,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	2,471,218
2,500,000		Bank of America Corp., Sr. Unsecd. Note, 3.70%, 9/1/2015	2,556,555
1,850,000		Bank of America Corp., Sr. Unsecd. Note, 4.00%, 4/1/2024	1,939,866
2,000,000		Bank of America Corp., Sr. Unsecd. Note, 4.50%, 4/1/2015	2,026,302
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$9,900,000		Bank of America Corp., Sr. Unsecd. Note, 5.625%, 7/1/2020	$11,376,040
7,895,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 1/5/2021	9,195,796
5,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.00%, 1/11/2018	5,041,360
4,750,000	[6]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	5,544,243
1,730,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	1,735,462
5,500,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	5,473,375
2,800,000		Citigroup, Inc., 4.30%, 11/20/2026	2,839,838
4,000,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	4,585,044
2,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.875%, 10/25/2023	2,087,530
1,470,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	1,564,593
1,000,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	1,096,241
2,500,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	2,593,718
2,072,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	2,819,377
3,500,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	3,616,091
1,450,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	1,634,270
1,000,000		Comerica, Inc., 3.80%, 7/22/2026	1,016,196
1,430,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	1,474,955
5,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	5,801,880
2,900,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 2/15/2033	3,575,758
4,200,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.25%, 2/1/2041	5,300,501
2,100,000		Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	2,492,160
1,770,000		HSBC Holdings PLC, Sr. Unsecd. Note, 4.00%, 3/30/2022	1,899,079
600,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	682,693
1,000,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	1,003,940
1,680,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	2,029,823
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.625%, 5/15/2018	1,993,670
2,050,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	2,256,285
870,000		JPMorgan Chase & Co., Sub. Deb., 8.00%, 4/29/2027	1,191,380
740,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	730,226
9,500,000		JPMorgan Chase & Co., Sub., 3.875%, 9/10/2024	9,626,245
2,700,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	2,762,305
3,975,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	4,165,482
4,550,000		Morgan Stanley, Sr. Unsecd. Note, 3.80%, 4/29/2016	4,722,277
1,900,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	2,042,542
3,280,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 7/24/2042	4,306,886
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$2,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/24/2020	$2,278,236
4,240,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 6.625%, 4/1/2018	4,883,441
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,686,215
2,450,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.00%, 4/28/2015	2,504,664
4,320,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	4,414,245
8,030,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	8,577,180
500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 1.884%, 3/29/2049	487,815
4,150,478	[1,5]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	2,535,859
4,100,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	4,195,124
1,000,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	1,038,562
1,130,000		Vesey Street Investment Trust I, Sr. Unsecd. Note, 4.404%, 9/1/2016	1,193,550
3,550,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	4,207,016
		TOTAL	173,138,605
		Financial Institution - Broker/Asset Mgr/Exchange—2.1%
2,500,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	2,746,875
4,255,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	5,880,776
1,375,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	1,535,727
1,650,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	1,855,194
1,500,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	1,748,760
4,390,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.50%, 7/15/2019	5,410,104
1,370,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	1,427,066
2,500,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	2,857,955
2,990,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	3,760,559
805,000		Stifel Financial Corp., 4.25%, 7/18/2024	825,592
2,400,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	2,439,062
975,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/1/2024	993,844
		TOTAL	31,481,514
		Financial Institution - Finance Companies—3.2%
2,500,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	2,505,398
783,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	974,714
2,517,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	2,565,858
3,150,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	3,365,967
4,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	4,166,388
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Finance Companies—continued
$3,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.10%, 1/9/2023	$3,047,811
1,500,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 4.625%, 1/7/2021	1,682,022
5,500,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	7,669,354
2,850,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	3,204,061
6,000,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	6,136,800
3,072,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	3,653,708
1,500,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,517,340
4,000,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	4,563,812
3,250,000		Susa Partnership LP, Sr. Unsecd. Note, 8.20%, 6/1/2017	3,741,254
		TOTAL	48,794,487
		Financial Institution - Insurance - Health—0.1%
740,000		Wellpoint, Inc., 5.85%, 1/15/2036	898,917
		Financial Institution - Insurance - Life—3.5%
2,750,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	3,726,025
3,100,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	3,176,046
2,715,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	3,439,544
7,500,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	9,021,457
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	1,129,062
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	1,356,914
1,720,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	2,354,169
1,000,000		Lincoln National Corp., Sr. Unsecd. Note, 4.00%, 9/1/2023	1,045,187
1,350,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	1,436,333
700,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/1/2041	813,341
3,860,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	6,170,337
1,000,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	1,632,500
700,000	[1,2]	New York Life Insurance Co., Sub. Note, Series 144A, 6.75%, 11/15/2039	964,480
4,000,000	[1,2]	Pacific LifeCorp., Bond, Series 144A, 6.60%, 9/15/2033	5,148,000
1,000,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	1,438,474
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$1,040,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	$1,029,859
1,190,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	1,206,611
1,530,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,990,244
1,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.20%, 11/15/2040	1,245,374
3,950,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	5,344,824
		TOTAL	53,668,781
		Financial Institution - Insurance - P&C—1.2%
540,000		CNA Financial Corp., 6.50%, 8/15/2016	588,314
1,000,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	1,152,123
920,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	1,062,215
700,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	846,249
1,710,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,841,229
850,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	936,650
2,880,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.85%, 8/1/2044	2,850,808
1,360,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	1,487,917
1,150,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	1,200,380
3,400,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	5,361,389
265,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	278,215
1,000,000	[1,2]	USF&G Corp., Series 144A, 8.312%, 7/1/2046	1,485,818
		TOTAL	19,091,307
		Financial Institution - REIT - Apartment—0.4%
3,000,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	3,033,462
2,160,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	2,146,321
920,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	999,732
		TOTAL	6,179,515
		Financial Institution - REIT - Healthcare—0.3%
500,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	536,654
2,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	2,324,272
2,300,000		Healthcare Trust of America, 3.70%, 4/15/2023	2,285,561
		TOTAL	5,146,487
		Financial Institution - REIT - Office—0.5%
1,450,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	1,467,835
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Office—continued
$1,450,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	$1,547,689
3,500,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	4,047,544
		TOTAL	7,063,068
		Financial Institution - REIT - Other—0.4%
370,000		Liberty Property LP, 6.625%, 10/1/2017	418,613
2,900,000		ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	3,071,439
267,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	315,914
1,890,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	1,992,115
		TOTAL	5,798,081
		Financial Institution - REIT - Retail—0.8%
1,500,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	1,660,507
1,300,000		Equity One, Inc., Sr. Unsecd. Note, 3.75%, 11/15/2022	1,309,742
500,000		Realty Income Corp., Sr. Unsecd. Note, 6.75%, 8/15/2019	593,287
1,700,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	1,877,358
1,430,000		Simon Property Group LP, 6.125%, 5/30/2018	1,643,891
2,300,000		Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	2,361,454
2,000,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	2,339,252
		TOTAL	11,785,491
		Municipal Services—0.3%
1,825,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	2,010,529
2,915,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	3,205,684
		TOTAL	5,216,213
		Sovereign—0.4%
2,340,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	2,424,006
1,100,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	1,196,872
1,550,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	2,194,490
		TOTAL	5,815,368
		Technology—2.7%
1,580,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	1,587,064
1,630,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	1,591,498
1,650,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	1,688,793
725,000		Apple, Inc., Sr. Unsecd. Note, 4.45%, 5/6/2044	783,769
1,400,000		BMC Software, Inc., 7.25%, 6/1/2018	1,375,500
1,400,000		Corning, Inc., Unsecd. Note, 4.75%, 3/15/2042	1,487,738
4,000,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	3,999,080
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$1,265,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	$1,299,607
4,030,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	4,608,265
6,175,000		Harris Corp., 5.95%, 12/1/2017	6,952,327
2,540,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	2,700,993
1,000,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	1,011,240
2,330,000		KLA-Tencor Corp., 6.90%, 5/1/2018	2,708,357
3,325,000	[1,2]	Keysight Technologies, Inc., Sr. Unsecd. Note, Series 144A, 4.55%, 10/30/2024	3,338,380
975,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	925,693
1,380,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,434,603
2,830,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	3,077,996
		TOTAL	40,570,903
		Transportation - Airlines—0.4%
7,327		Continental Airlines, Inc., Pass Thru Cert., Series 971A, 7.461%, 4/1/2015	7,464
1,995,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	2,585,995
2,870,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	3,097,172
		TOTAL	5,690,631
		Transportation - Railroads—0.7%
3,095,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	3,765,476
1,302,481		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	1,473,825
3,150,000		Canadian Pacific RR, 7.125%, 10/15/2031	4,304,201
1,325,000		Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, 3.00%, 5/15/2023	1,285,604
		TOTAL	10,829,106
		Transportation - Services—1.3%
3,080,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	3,493,573
4,440,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	5,181,413
950,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.50%, 6/15/2019	952,193
5,390,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	5,665,289
1,750,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.45%, 11/15/2018	1,772,307
925,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.50%, 3/1/2018	948,515
1,175,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.15%, 3/2/2015	1,182,802
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Services—continued
$1,200,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	$1,258,901
		TOTAL	20,454,993
		Utility - Electric—3.2%
650,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	824,313
300,000		Avista Corp., 1st Mtg. Bond, 5.95%, 6/1/2018	342,651
406,434		Bruce Mansfield Unit 1 2, Pass Thru Cert., 6.85%, 6/1/2034	452,614
1,530,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	1,791,881
1,180,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	1,336,582
1,233,000		Consolidated Edison Co., 4.625%, 12/1/2054	1,304,624
100,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	136,048
5,000,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	5,270,000
5,150,000		Enersis S.A., Note, 7.40%, 12/1/2016	5,706,823
300,000		Entergy Gulf States, Inc., 1st Mtg. Bond, 6.18%, 3/1/2035	300,068
4,100,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.25%, 6/15/2022	4,308,202
900,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	1,014,503
300,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	322,031
665,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	738,347
1,055,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	1,181,103
1,168,347	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	1,252,103
6,060,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	7,588,847
1,645,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	2,170,601
3,100,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.40%, 9/15/2019	3,118,811
1,500,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	1,525,050
1,280,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	1,366,276
1,200,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	1,366,088
850,000		PSEG Power LLC, Sr. Unsecd. Note, 4.15%, 9/15/2021	905,145
200,000		South Carolina Electric and Gas, 1st Mtg. Bond, 6.50%, 11/1/2018	236,680
2,460,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	2,642,889
92,920		Waterford 3 Funding Corp., 8.09%, 1/2/2017	93,040
2,020,000		Westar Energy, Inc., 5.875%, 7/15/2036	2,053,039
		TOTAL	49,348,359
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas—1.4%
$195,000		Atmos Energy Corp., 8.50%, 3/15/2019	$244,899
2,390,000		Consolidated Natural Gas Co., Series A, 5.00%, 12/1/2014	2,390,000
3,080,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	3,378,301
2,600,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	2,634,741
2,425,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	2,644,768
400,000		Sabine Pass LNG LP, Sr. Secd. Note, 7.50%, 11/30/2016	427,000
2,700,000		Sempra Energy, Sr. Unsecd. Note, 3.55%, 6/15/2024	2,755,296
1,300,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,636,644
2,540,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	2,749,961
2,230,000	[1,2]	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	2,331,713
		TOTAL	21,193,323
		TOTAL CORPORATE BONDS (IDENTIFIED COST $991,729,612)	1,072,316,566
		MORTGAGE-BACKED SECURITIES—0.0%
2,212		Federal Home Loan Mortgage Corp., Pool C00702, 6.00%, 1/1/2029	2,516
2,437		Federal Home Loan Mortgage Corp., Pool C00748, 6.00%, 4/1/2029	2,768
574		Federal Home Loan Mortgage Corp., Pool C20263, 6.00%, 1/1/2029	654
1,894		Federal Home Loan Mortgage Corp., Pool C25621, 6.50%, 5/1/2029	2,191
1,347		Federal National Mortgage Association, Pool 313324, 9.00%, 6/1/2017	1,436
3,709		Federal National Mortgage Association, Pool 323159, 7.50%, 4/1/2028	4,374
2,479		Federal National Mortgage Association, Pool 421223, 7.00%, 5/1/2028	2,885
3,075		Federal National Mortgage Association, Pool 430232, 7.00%, 8/1/2028	3,603
18,178		Federal National Mortgage Association, Pool 439947, 6.50%, 11/1/2028	20,949
10,683		Federal National Mortgage Association, Pool 489867, 6.50%, 3/1/2029	12,335
3,004		Government National Mortgage Association, Pool 449491, 7.50%, 12/15/2027	3,554
1,311		Government National Mortgage Association, Pool 486467, 7.00%, 8/15/2028	1,530
4,946		Government National Mortgage Association, Pool 780339, 8.00%, 12/15/2023	5,750
1,566		Government National Mortgage Association, Pool 780340, 9.00%, 11/15/2017	1,663
3,182		Government National Mortgage Association, Pool 780373, 7.00%, 12/15/2023	3,620
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $60,898)	69,828
Annual Shareholder Report

Principal Amount or Shares			Value
		MUNICIPAL BONDS—0.4%
		Municipal Services—0.4%
$4,720,000		Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432% Bonds, 1/1/2042	$4,405,318
1,910,000		Tampa, FL Sports Authority, 8.02% Bonds (GTD by National Public Finance Guarantee Corporation), 10/1/2026	2,219,859
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $6,654,830)	6,625,177
		FOREIGN GOVERNMENTs/AGENCIES—0.3%
		Sovereign—0.3%
975,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	1,039,838
2,475,000	[1,2]	Qatar, Government of, Series 144A, 5.25%, 1/20/2020	2,809,125
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $3,440,101)	3,848,963
		COMMON STOCKS—0.0%
		Consumer Cyclical - Automotive—0.0%
9,170		General Motors Co.	306,551
2,127		Motors Liquidation Co.	38,605
		TOTAL	345,156
		Utility - Electric—0.0%
113		NRG Energy, Inc.	3,532
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,230,260)	348,688
		WARRANTS—0.0%
		Consumer Cyclical - Automotive—0.0%
8,337	[3]	General Motors Co., Warrants, Expiration Date, 7/10/2016	195,405
8,336	[3]	General Motors Co., Warrants, Expiration Date, 7/10/2019	127,213
		TOTAL WARRANTS (IDENTIFIED COST $1,377,085)	322,618
		PREFERRED STOCKS—0.3%
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
130,000	[3,4,5]	Lehman Brothers Holdings, Inc., Pfd., Series D, 5.670%	1,300
		Financial Institution - REIT - Other—0.3%
80,000		ProLogis, Inc., Cumulative REIT Perpetual Pfd. Stock, Series Q, $4.27, Annual Dividend	5,190,000
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $3,985,290)	5,191,300
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATION—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
$296,490		Federal Home Loan Mortgage Corp. REMIC 3051 MY, 5.50%, 10/15/2025 (IDENTIFIED COST $290,806)	$327,248
		INVESTMENT COMPANY—27.8%
65,271,928	[7]	High Yield Bond Portfolio (IDENTIFIED COST $503,135,318)	425,572,973
		TOTAL INVESTMENTS—98.9% (IDENTIFIED COST $1,511,904,200)[8]	1,514,623,361
		OTHER ASSETS AND LIABILITIES - NET—1.1%[9]	16,170,217
		TOTAL NET ASSETS—100%	$1,530,793,578
At November 30, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[3]United States Treasury Notes 10-Year Short Futures	450	$57,171,094	March 2015	$(500,231)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and
Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2014, these restricted securities amounted to $214,457,548, which represented 14.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At November 30, 2014, these liquid restricted securities amounted to $203,442,032, which represented 13.3% of total net assets.
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	JPMorgan Chase has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
7	Affiliated holding.
8	The cost of investments for federal tax purposes amounts to $1,516,722,600.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2014.
Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$1,069,780,707	$2,535,859	$1,072,316,566
Mortgage-Backed Securities	—	69,828	—	69,828
Municipal Bonds	—	6,625,177	—	6,625,177
Foreign Governments/Agencies	—	3,848,963	—	3,848,963
Collateralized Mortgage Obligation	—	327,248	—	327,248
Equity Securities:
Common Stocks
Domestic	348,688	—	—	348,688
Preferred Stocks
Domestic	5,190,000	—	1,300	5,191,300
Warrants	322,618	—	—	322,618
Investment Company[1]	425,572,973	—	—	425,572,973
TOTAL SECURITIES	$431,434,279	$1,080,651,923	$2,537,159	$1,514,623,361
OTHER FINANCIAL INSTRUMENTS[2]	$(500,231)	$—	$—	$(500,231)
1	High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts.
Annual Shareholder Report

The following acronyms are used throughout this portfolio:
GO	—General Obligation
GTD	—Guaranteed
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.34	$9.66	$9.05	$9.23	$8.80
Income From Investment Operations:
Net investment income	0.41[1]	0.41[1]	0.49	0.52	0.55
Net realized and unrealized gain (loss) on investments and futures contracts	0.17	(0.31)	0.60	(0.17)	0.42
TOTAL FROM INVESTMENT OPERATIONS	0.58	0.10	1.09	0.35	0.97
Less Distributions:
Distributions from net investment income	(0.41)	(0.42)	(0.48)	(0.53)	(0.54)
Regulatory Settlement Proceeds	—	—	—	—	0.00[2,3]
Net Asset Value, End of Period	$9.51	$9.34	$9.66	$9.05	$9.23
Total Return[4]	6.37%	1.09%	12.24%	3.81%	11.38%[3]
Ratios to Average Net Assets:
Net expenses[5]	0.98%	0.98%	0.98%	0.98%	0.99%
Net investment income	4.19%	4.36%	5.03%	5.79%	5.90%
Expense waiver/reimbursement[6]	0.19%	0.22%	0.23%	0.23%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$908,267	$936,658	$933,804	$709,195	$665,358
Portfolio turnover	13%	20%	6%	13%	24%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which did not have any impact on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
5	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee was reduced to 0.5557% effective January 1, 2006, and was not permitted to be increased until after December 31, 2010.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.39	$9.71	$9.10	$9.28	$8.83
Income From Investment Operations:
Net investment income	0.32[1]	0.34[1]	0.40	0.46	0.48
Net realized and unrealized gain (loss) on investments and futures contracts	0.20	(0.32)	0.61	(0.19)	0.44
TOTAL FROM INVESTMENT OPERATIONS	0.52	0.02	1.01	0.27	0.92
Less Distributions:
Distributions from net investment income	(0.34)	(0.34)	(0.40)	(0.45)	(0.47)
Regulatory Settlement Proceeds	—	—	—	—	0.00[2,3]
Net Asset Value, End of Period	$9.57	$9.39	$9.71	$9.10	$9.28
Total Return[4]	5.58%	0.26%	11.27%	2.95%	10.68%[3]
Ratios to Average Net Assets:
Net expenses[5]	1.79%	1.79%	1.79%	1.79%	1.79%
Net investment income	3.39%	3.54%	4.22%	5.02%	5.09%
Expense waiver/reimbursement[6]	0.14%	0.18%	0.20%	0.20%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$45,503	$55,068	$89,016	$84,448	$122,759
Portfolio turnover	13%	20%	6%	13%	24%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than 0.01%.
3	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.12% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
5	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee was reduced to 0.5557% effective January 1, 2006, and was not permitted to be increased until after December 31, 2010.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.39	$9.71	$9.10	$9.28	$8.84
Income From Investment Operations:
Net investment income	0.32[1]	0.34[1]	0.40	0.45	0.47
Net realized and unrealized gain (loss) on investments and futures contracts	0.20	(0.32)	0.61	(0.18)	0.44
TOTAL FROM INVESTMENT OPERATIONS	0.52	0.02	1.01	0.27	0.91
Less Distributions:
Distributions from net investment income	(0.34)	(0.34)	(0.40)	(0.45)	(0.47)
Regulatory Settlement Proceeds	—	—	—	—	0.00[2,3]
Net Asset Value, End of Period	$9.57	$9.39	$9.71	$9.10	$9.28
Total Return[4]	5.58%	0.27%	11.27%	2.96%	10.56%[3]
Ratios to Average Net Assets:
Net expenses[5]	1.79%	1.79%	1.79%	1.79%	1.79%
Net investment income	3.38%	3.54%	4.22%	4.99%	5.10%
Expense waiver/reimbursement[6]	0.14%	0.18%	0.20%	0.20%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$127,030	$137,178	$185,529	$148,392	$153,345
Portfolio turnover	13%	20%	6%	13%	24%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which did not have any impact on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
5	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee was reduced to 0.5557% effective January 1, 2006, and was not permitted to be increased until after December 31, 2010.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.41	$9.72	$9.11	$9.29	$8.85
Income From Investment Operations:
Net investment income	0.40[1]	0.41[1]	0.47	0.52	0.54
Net realized and unrealized gain (loss) on investments and futures contracts	0.18	(0.30)	0.61	(0.18)	0.44
TOTAL FROM INVESTMENT OPERATIONS	0.58	0.11	1.08	0.34	0.98
Less Distributions:
Distributions from net investment income	(0.41)	(0.42)	(0.47)	(0.52)	(0.54)
Regulatory Settlement Proceeds	—	—	—	—	0.00[2,3]
Net Asset Value, End of Period	$9.58	$9.41	$9.72	$9.11	$9.29
Total Return[4]	6.28%	1.15%	12.11%	3.75%	11.40%[3]
Ratios to Average Net Assets:
Net expenses[5]	1.02%	1.02%	1.02%	1.02%	1.02%
Net investment income	4.15%	4.32%	4.99%	5.75%	5.87%
Expense waiver/reimbursement[6]	0.16%	0.20%	0.21%	0.22%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$194,110	$201,547	$226,542	$192,734	$190,504
Portfolio turnover	13%	20%	6%	13%	24%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than 0.01%.
3	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which did not have any impact on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
5	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee was reduced to 0.5557% effective January 1, 2006, and was not permitted to be increased until after December 31, 2010.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.35	$9.66	$9.05	$9.23	$8.80
Income From Investment Operations:
Net investment income	0.40[1]	0.43[1]	0.49	0.55	0.57
Net realized and unrealized gain (loss) on investments and futures contracts	0.20	(0.30)	0.61	(0.19)	0.42
TOTAL FROM INVESTMENT OPERATIONS	0.60	0.13	1.10	0.36	0.99
Less Distributions:
Distributions from net investment income	(0.43)	(0.44)	(0.49)	(0.54)	(0.56)
Regulatory Settlement Proceeds	—	—	—	—	0.00[2,3]
Net Asset Value, End of Period	$9.52	$9.35	$9.66	$9.05	$9.23
Total Return[4]	6.56%	1.40%	12.44%	4.01%	11.59%[3]
Ratios to Average Net Assets:
Net expenses[5]	0.79%	0.79%	0.79%	0.79%	0.79%
Net investment income	4.37%	4.55%	5.20%	5.92%	6.11%
Expense waiver/reimbursement[6]	0.14%	0.18%	0.20%	0.20%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$255,884	$191,461	$242,413	$145,292	$55,617
Portfolio turnover	13%	20%	6%	13%	24%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which did not have any impact on the total return.
4	Based on net asset value.
5	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee was reduced to 0.5557% effective January 1, 2006, and was not permitted to be increased until after December 31, 2010.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
November 30, 2014
Assets:
Total investment in securities, at value including $425,572,973 of investment in an affiliated holding (Note 5) (identified cost $1,511,904,200)		$1,514,623,361
Restricted cash (Note 2)		540,000
Income receivable		16,553,043
Receivable for investments sold		2,103,060
Receivable for shares sold		2,886,502
Other assets		3,562
TOTAL ASSETS		1,536,709,528
Liabilities:
Payable for shares redeemed	$3,127,600
Bank overdraft	1,572,819
Payable for daily variation margin	140,625
Income distribution payable	365,074
Payable to adviser (Note 5)	564
Payable for transfer agent fee	250,420
Payable for Directors'/Trustees' fees (Note 5)	1,470
Payable for distribution services fee (Note 5)	106,347
Payable for other service fees (Notes 2 and 5)	254,924
Accrued expenses (Note 5)	96,107
TOTAL LIABILITIES		5,915,950
Net assets for 160,670,197 shares outstanding		$1,530,793,578
Net Assets Consist of:
Paid-in capital		$1,533,425,078
Net unrealized appreciation of investments and futures contracts		2,218,930
Accumulated net realized loss on investments and futures contracts		(5,002,379)
Undistributed net investment income		151,949
TOTAL NET ASSETS		$1,530,793,578
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($908,266,543 ÷ 95,487,194 shares outstanding), no par value, 500,000,000 shares authorized	$9.51
Offering price per share (100/95.50 of $9.51)	$9.96
Redemption proceeds per share	$9.51
Class B Shares:
Net asset value per share ($45,502,602 ÷ 4,757,008 shares outstanding), no par value, 500,000,000 shares authorized	$9.57
Offering price per share	$9.57
Redemption proceeds per share (94.50/100 of $9.57)	$9.04
Class C Shares:
Net asset value per share ($127,030,451 ÷ 13,277,805 shares outstanding), no par value, 500,000,000 shares authorized	$9.57
Offering price per share	$9.57
Redemption proceeds per share (99.00/100 of $9.57)	$9.47
Class F Shares:
Net asset value per share ($194,110,425 ÷ 20,255,870 shares outstanding), no par value, 500,000,000 shares authorized	$9.58
Offering price per share (100/99.00 of $9.58)	$9.68
Redemption proceeds per share (99.00/100 of $9.58)	$9.48
Institutional Shares:
Net asset value per share ($255,883,557 ÷ 26,892,320 shares outstanding), no par value, 500,000,000 shares authorized	$9.52
Offering price per share	$9.52
Redemption proceeds per share	$9.52
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended November 30, 2014
Investment Income:
Interest			$48,611,682
Dividends (including $28,813,891 received from affiliated holdings (Note 5))			28,822,005
TOTAL INCOME			77,433,687
Expenses:
Investment adviser fee (Note 5)		$10,473,662
Administrative fee (Note 5)		1,169,826
Custodian fees		51,399
Transfer agent fee		1,624,128
Directors'/Trustees' fees (Note 5)		16,504
Auditing fees		29,299
Legal fees		13,381
Portfolio accounting fees		236,689
Distribution services fee (Note 5)		1,350,804
Other service fees (Notes 2 and 5)		3,114,266
Share registration costs		113,858
Printing and postage		162,611
Taxes		111,273
Miscellaneous (Note 5)		24,600
TOTAL EXPENSES		18,492,300
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(2,133,638)
Reimbursement of other operating expenses (Note 2)	(496,621)
TOTAL WAIVER AND REIMBURSEMENTS		(2,630,259)
Net expenses			15,862,041
Net investment income			61,571,646
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			6,477,664
Net realized loss on futures contracts			(1,881,928)
Realized gain distribution from affiliated investment company shares (Note 5)			3,872,786
Net change in unrealized depreciation of investments			20,818,545
Net change in unrealized depreciation of futures contracts			(500,231)
Net realized and unrealized gain on investments and futures contracts			28,786,836
Change in net assets resulting from operations			$90,358,482
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended November 30	2014	2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$61,571,646	$70,109,214
Net realized gain on investments, futures contracts and swap contracts	8,468,522	6,638,234
Net change in unrealized appreciation/depreciation of investments and futures contracts	20,318,314	(62,366,264)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	90,358,482	14,381,184
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(39,318,977)	(43,064,860)
Class B Shares	(1,772,431)	(2,489,288)
Class C Shares	(4,600,839)	(5,976,698)
Class F Shares	(8,483,633)	(9,542,430)
Institutional Shares	(9,845,923)	(10,159,687)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(64,021,803)	(71,232,963)
Share Transactions:
Proceeds from sale of shares	379,977,346	473,593,672
Net asset value of shares issued to shareholders in payment of distributions declared	59,382,959	65,559,716
Cost of shares redeemed	(456,814,877)	(637,694,837)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(17,454,572)	(98,541,449)
Change in net assets	8,882,107	(155,393,228)
Net Assets:
Beginning of period	1,521,911,471	1,677,304,699
End of period (including undistributed net investment income of $151,949 and $57,074, respectively)	$1,530,793,578	$1,521,911,471
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
November 30, 2014
1. ORGANIZATION
Federated Investment Series Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of one diversified portfolio, Federated Bond Fund (the “Fund”). The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide a high level of current income as is consistent with the preservation of capital.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities including shares of exchange traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from
Annual Shareholder Report

more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Annual Shareholder Report

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares may bear distribution services fees and other service fees unique to those classes.
Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended November 30, 2014, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Class A Shares	$2,172,768	$(460,166)
Class B Shares	125,008	—
Class C Shares	325,260	—
Class F Shares	491,230	(36,455)
TOTAL	$3,114,266	$(496,621)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Maryland and the Commonwealth of Pennsylvania.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain/(loss) on swap contracts in the Statement of Operations.
At November 30, 2014, the Fund had no outstanding swap contracts.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a
Annual Shareholder Report

specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $43,323,858. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at November 30, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$ 2,800,000	$3,134,833
Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	3/10/2000	$4,058,254	$2,535,859
Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	10/31/1996 - 9/29/1999	$4,048,581	$5,344,824
Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$500,231*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2014
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(1,881,928)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(500,231)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
Year Ended November 30	2014		2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	22,888,875	$217,187,999	35,012,650	$333,146,439
Shares issued to shareholders in payment of distributions declared	3,994,403	37,778,089	4,353,869	41,175,425
Shares redeemed	(31,652,460)	(299,581,579)	(35,791,548)	(338,000,760)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(4,769,182)	$(44,615,491)	3,574,971	$36,321,104
Annual Shareholder Report

Year Ended November 30	2014		2013
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	315,736	$3,014,078	645,208	$6,198,079
Shares issued to shareholders in payment of distributions declared	173,886	1,652,329	238,393	2,271,027
Shares redeemed	(1,595,384)	(15,199,259)	(4,190,379)	(40,018,173)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,105,762)	$(10,532,852)	(3,306,778)	$(31,549,067)

Year Ended November 30	2014		2013
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,853,972	$17,678,648	2,684,205	$25,717,791
Shares issued to shareholders in payment of distributions declared	413,358	3,929,448	523,769	4,986,942
Shares redeemed	(3,591,163)	(34,174,870)	(7,713,755)	(73,213,937)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,323,833)	$(12,566,774)	(4,505,781)	$(42,509,204)

Year Ended November 30	2014		2013
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	2,407,489	$23,023,235	3,316,366	$31,806,587
Shares issued to shareholders in payment of distributions declared	824,305	7,852,126	921,821	8,784,507
Shares redeemed	(4,395,338)	(41,966,775)	(6,113,808)	(58,075,727)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(1,163,544)	$(11,091,414)	(1,875,621)	$(17,484,633)

Year Ended November 30	2014		2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	12,495,343	$119,073,386	8,034,518	$76,724,776
Shares issued to shareholders in payment of distributions declared	863,080	8,170,967	880,269	8,341,815
Shares redeemed	(6,953,509)	(65,892,394)	(13,517,671)	(128,386,240)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	6,404,914	$61,351,959	(4,602,884)	$(43,319,649)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,957,407)	$(17,454,572)	(10,716,093)	$(98,541,449)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for short-term capital gains received from other mutual funds, defaulted securities and discount accretion/premium amortization on debt securities.
Annual Shareholder Report

For the year ended November 30, 2014, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$2,545,032	$(2,545,032)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2014 and 2013 was as follows:
	2014	2013
Ordinary income	$64,021,803	$71,232,963
As of November 30, 2014, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$151,910
Net unrealized depreciation	$(2,099,240)
Capital loss carryforwards	$(684,170)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales, defaulted bond interest and discount accretion/premium amortization on debt securities.
At November 30, 2014, the cost of investments for federal tax purposes was $1,516,722,600. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $2,099,240. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $81,666,818 and net unrealized depreciation from investments for those securities having an excess of cost over value of $83,766,058.
At November 30, 2014, the Fund had a capital loss carryforward of $684,170 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2017	$684,170	NA	$684,170
Annual Shareholder Report

The Fund used capital loss carryforwards of $6,215,005 to offset capital gains realized during the year ended November 30, 2014.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.70% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2014, the Adviser voluntarily waived $2,120,265 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2014, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$375,023
Class C Shares	975,781
TOTAL	$1,350,804
For the year ended November 30, 2014, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2014, FSC retained $279,250 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2014, FSC retained $40,784 in sales charges from the sale of Class A Shares and $2,954 from the sale of Class F Shares. FSC also retained $4,440 of CDSC relating to redemptions of Class A Shares, $82,599 relating to redemptions of Class B Shares, $11,941 relating to redemptions of Class C Shares and $42,035 relating to redemptions of Class F Shares.
Other Service Fees
For the year ended November 30, 2014, FSSC received $95,511 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.98%, 1.79%, 1.79%, 1.02% and 0.79% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Annual Shareholder Report

General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended November 30, 2014, the Adviser reimbursed $13,373. Transactions involving the affiliated holdings during the year ended November 30, 2014, were as follows:
	Federated Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2013	8,195,212	68,652,085	76,847,297
Purchases/Additions	264,076,929	4,412,685	268,489,614
Sales/Reductions	(272,272,141)	(7,792,842)	(280,064,983)
Balance of Shares Held 11/30//2014	—	65,271,928	65,271,928
Value	$—	$425,572,973	$425,572,973
Dividend Income/Allocated Investment Income	$7,279	$28,806,612	$28,813,891
Realized Gain Distribution/Allocated Net Realized Gain (Loss)	$—	$3,872,786	$3,872,786
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust (“Core Trust”), which is managed by the Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to provide high current income. Federated Investors, Inc. receives no advisory or administrative fees from the High Yield Bond Portfolio. Income distributions from High Yield Bond Portfolio are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from High Yield Bond Portfolio are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of High Yield Portfolio in which the Fund invested 27.8% of its net assets at November 30, 2014. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.
Annual Shareholder Report

6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the year ended November 30, 2014, were as follows:
Purchases	$190,869,855
Sales	$200,756,466
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2014, there were no outstanding loans. During the year ended November 30, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2014, there were no outstanding loans. During the year ended November 30, 2014, the program was not utilized.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF DIRECTORS OF Federated investment series funds, inc. AND SHAREHOLDERS OF federated bond fund:
We have audited the accompanying statement of assets and liabilities of Federated Bond Fund (the “Fund”) (the sole portfolio constituting Federated Investment Series Funds, Inc.), including the portfolio of investments, as of November 30, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2014, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Bond Fund, a portfolio of Federated Investment Series Funds, Inc., at November 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
January 23, 2015
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2014 to November 30, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 6/1/2014	Ending Account Value 11/30/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,012.40	$4.94
Class B Shares	$1,000	$1,008.20	$9.01
Class C Shares	$1,000	$1,008.20	$9.01
Class F Shares	$1,000	$1,012.10	$5.14
Institutional Shares	$1,000	$1,013.40	$3.99
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.16	$4.96
Class B Shares	$1,000	$1,016.09	$9.05
Class C Shares	$1,000	$1,016.09	$9.05
Class F Shares	$1,000	$1,019.95	$5.16
Institutional Shares	$1,000	$1,021.11	$4.00
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.98%
Class B Shares	1.79%
Class C Shares	1.79%
Class F Shares	1.02%
Institutional Shares	0.79%
Annual Shareholder Report

Board of Directors and Corporation Officers
The Board of Directors is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2014, the Corporation comprised one portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 131 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.
Interested DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Director Indefinite Term Began serving: May 1992	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Indefinite Term Began serving: May 1992	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Director Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Director, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, Sterling Suffolk Downs, Inc. (racecourse); Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Director Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as Professor of Law, Duquesne University School of Law and was a member of the Superior Court of Pennsylvania. Judge Lally-Green also holds the positions of: Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director Cardinal Wuerl Catholic High School.
Peter E. Madden Birth Date: March 16, 1942 Director Indefinite Term Began serving: May 1992	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Director Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Director Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Director Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
Annual Shareholder Report

OFFICERS
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: May 1992	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: May 1992	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Brian S. Ruffner Birth Date: July 18, 1966 Vice President Office since: May 2013 Portfolio Manager since: March 2013	Principal Occupations: Brian S. Ruffner has been the Fund's Portfolio Manager since March 2013, and is responsible for the day to day management focusing on asset allocation and investment grade bonds. He is Vice President of Federated Investment Series Funds, Inc. Mr. Ruffner joined Federated in 1994 in the Fund Accounting department and from 1997 to 2001 was a Trader on the Cash Management Desk. In 2001 Mr. Ruffner became an Investment Analyst and in 2004 was appointed Asst. Vice President of a Federated advisory subsidiary. He became a Senior Investment Analyst and was appointed Vice President of the Fund's Adviser in 2007. From 1993 through 1994 Mr. Ruffner was employed by Mellon Bank NA as Global Trade Administrator. Mr. Ruffner earned his B.S. at the Indiana University of Pennsylvania and received his M.B.A. from the Duquesne University.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2014
Federated Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Annual Shareholder Report

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees. The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships is quite different than serving as a primary adviser to a fund.
Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the one-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. In this regard, the Senior Officer proposed, and the Board approved, a reduction of 5 basis points in the contractual advisory fee. This change more closely aligned the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers and was believed by both the Senior Officer and the Board to improve the market competitiveness of the Fund. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Annual Shareholder Report

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having
Annual Shareholder Report

invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420F103
CUSIP 31420F202
CUSIP 31420F301
CUSIP 31420F400
CUSIP 31420F509
29747 (1/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 – $29,300

Fiscal year ended 2013 - $29,300

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $15

Fiscal year ended 2013 - $0

Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $0

Fiscal year ended 2013 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $0

Fiscal year ended 2013 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2014 – 0%

Fiscal year ended 2013 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2014 – 0%

Fiscal year ended 2013 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X,0% and 0% respectively.

4(d)

Fiscal year ended 2014 – 0%

Fiscal year ended 2013 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2014 – $81,721

Fiscal year ended 2013 - $107,178

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Investment Series Funds, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date January 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date January 21, 2015

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date January 21, 2015